LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS
Schedule of cumulative unrealized upward or downward adjustments and impairment charges

	As of December 31,
	2017	2018
	(RMB in thousands)
Initial cost basis	28,802	23,485
Cumulative unrealized upward adjustments	—	18,753
Cumulative impairment charges	(5,635)	(15,215)
Cumulative foreign currency translation adjustments	318	1,143
Total carrying value at end of the year	23,485	28,166